January 22, 2010

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price International Funds, Inc. ("Registrant")
T. Rowe Price Global Infrastructure Fund
T. Rowe Price Global Infrastructure Fund—Advisor Class
File Nos.: 002-65539/811-2958

Dear Mr. O`Connell:

We are hereby filing Post-Effective Amendment No. 111 to the Registration Statement of the T. Rowe Price International Funds, Inc. under Rule 485(b) of the Securities Act of 1933 with respect to adding a new series called the T. Rowe Price Global Infrastructure Fund and a new class of that series called the T. Rowe Price Global Infrastructure Fund—Advisor Class (the "Funds").

We have made nonmaterial changes to the funds` prospectuses and Statement of Additional Information ("SAI"). This filing also reflects changes made as a result of your oral comments on December 15, 2009, and our responses to those comments on December 23, 2009. The revisions to the prospectus and the SAI are redlined.

The filing is scheduled to go effective on January 26, 2010.

If you have any questions about this filing, please give me a call at 410-3456646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole